UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUND, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.4%
U.S. Government Agencies - 1.2%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	$20,110,000	$28,504,316
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	57,103,021
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,218,634
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,121,650
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,661,766
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,371,610
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,558,892

Total U.S. Government Agencies				108,539,889

U.S. Government Obligations - 16.2%
U.S. Treasury Bonds	3.750%	11/15/43	158,120,000	185,386,436
U.S. Treasury Bonds	3.000%	5/15/45	413,060,000	425,427,599
U.S. Treasury Bonds	2.500%	2/15/46	95,810,000	89,123,884
U.S. Treasury Bonds	3.000%	2/15/47	171,288,000	176,232,603
U.S. Treasury Bonds	3.000%	5/15/47	78,277,000	80,562,627
U.S. Treasury Bonds	2.750%	8/15/47	30,800,000	30,136,476
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,306,759
U.S. Treasury Notes	1.625%	7/31/19	250,000	250,752
U.S. Treasury Notes	2.625%	11/15/20	30,000	30,887
U.S. Treasury Notes	1.375%	1/31/21	114,580,000	113,382,728
U.S. Treasury Notes	1.750%	3/31/22	42,650,000	42,415,092
U.S. Treasury Notes	1.875%	8/31/22	124,120,000	123,821,822
U.S. Treasury Notes	1.750%	9/30/22	20,280,000	20,096,609
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	2,957,948
U.S. Treasury Notes	1.250%	7/31/23	51,260,000	49,037,398
U.S. Treasury Notes	1.375%	8/31/23	3,640,000	3,502,648
U.S. Treasury Notes	2.000%	5/31/24	8,650,000	8,579,043
U.S. Treasury Notes	2.000%	9/30/24	91,770,000	91,547,744
U.S. Treasury Notes	2.250%	11/15/25	7,750,000	7,751,060
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,294,797

Total U.S. Government Obligations				1,456,844,912

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,553,312,674)				1,565,384,801

ASSET-BACKED SECURITIES - 6.4%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,082,780	1,123,489	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,087,280	4,090,708	(a)
Airspeed Ltd., 2007-1A G1W (1 mo. USD LIBOR + 0.270%)	1.504%	4/15/24	8,655,858	7,740,968	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.272%	7/25/32	581,483	577,266	(b)
Apex Credit CLO LLC, 2016-1A A2A (3 mo. USD LIBOR + 0.750%)	2.067%	7/27/28	7,500,000	7,364,977	(a)(b)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.807%	10/20/27	5,000,000	5,020,995	(a)(b)
Apollo Credit Funding Ltd., 2004A A2 (3 mo. USD LIBOR + 1.750%)	3.054%	4/15/27	2,750,000	2,750,410	(a)(b)
Ares CLO Ltd., 2014-32A A2R (3 mo. USD LIBOR + 1.650%)	2.965%	11/15/25	5,750,000	5,751,323	(a)(b)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	2.666%	12/5/25	15,250,000	15,361,615	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Argent Securities Inc., 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	1.347%	5/25/36	$116,433	$45,446	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	2.212%	12/25/34	5,980,077	5,903,713	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3 (1 mo. USD LIBOR + 0.570%)	2.374%	9/25/34	21,395	21,452	(b)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	2.736%	11/20/28	3,000,000	3,036,231	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.444%	10/15/26	5,000,000	5,012,600	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.634%	4/13/27	7,000,000	7,036,939	(a)(b)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	3.796%	12/27/39	5,900,000	6,221,682	(b)
Carlyle Global Market Strategies, 2013-3A A1A (3 mo. USD LIBOR + 1.120%)	2.424%	7/15/25	4,000,000	4,005,820	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1 (3 mo. USD LIBOR + 1.470%)	2.774%	10/15/25	1,000,000	1,000,600	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	20,200,000	20,237,693	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.785%	4/20/29	7,375,000	7,374,889	(a)(b)
CBAM CLO Management, 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	3.141%	10/17/29	8,685,000	8,711,515	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.611%	1/30/25	1,414,048	1,418,058	(a)(b)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,595,870	(a)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	16,103	250	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	1.857%	9/25/33	890,625	853,430	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	1.577%	12/25/36	432,029	240,264	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	8.091%	2/3/29	13,438	13,349	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	6.250%	10/25/36	1,369,161	1,394,959	(a)
Galaxy CLO Ltd., 2013-15A B (3 mo. USD LIBOR + 1.850%)	3.154%	4/15/25	8,800,000	8,801,681	(a)(b)
GSAA Home Equity Trust, 2005-6 A3 (1 mo. USD LIBOR + 0.370%)	1.607%	6/25/35	2,428,432	2,453,079	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.614%	8/25/35	6,500,000	6,396,361	(b)
GT Loan Financing Ltd., 2013-1A A (3 mo. USD LIBOR + 1.270%)	2.584%	10/28/24	6,250,000	6,251,306	(a)(b)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,904,806	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	8,480,000	8,498,113	(a)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	39,580,000	39,445,784	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	1.417%	2/25/36	1,612,864	1,605,291	(b)
Jamestown CLO Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	3.320%	7/17/29	6,500,000	6,519,305	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3 (1 mo. USD LIBOR + 0.190%)	1.427%	5/25/35	$103,347	$103,466	(b)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	2.644%	4/15/29	9,250,000	9,341,492	(a)(b)
LCM Ltd. Partnership, 2024A A (3 mo. USD LIBOR + 1.310%)	2.617%	3/20/30	7,500,000	7,597,882	(a)(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	1.757%	1/21/31	83,976	81,839	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1 (1 mo. USD LIBOR + 0.440%)	1.677%	4/21/31	7,118,216	6,839,757	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	2.537%	11/25/34	1,628,079	1,669,185	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	2.167%	4/25/35	10,580,796	10,715,565	(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.314%	7/25/26	8,750,000	8,771,717	(a)(b)
Magnetite CLO Ltd., 2016-18A A (3 mo. USD LIBOR + 1.400%)	2.715%	11/15/28	21,000,000	21,260,484	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	1.537%	5/25/37	6,991,336	6,682,662	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R7 1A	4.250%	2/26/29	8,426,084	8,404,572	(a)(b)
Neuberger Berman CLO Ltd., 2017-24A C (3 mo. USD LIBOR + 2.450%)	3.549%	4/19/30	4,000,000	4,013,724	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	22,749,058	23,836,804	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1R (3 mo. USD LIBOR + 1.150%)	2.457%	10/20/26	10,750,000	10,793,226	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	2,900,000	2,945,872	(a)(b)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	2.761%	4/30/27	8,250,000	8,296,274	(a)(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	3,538,745	3,734,848	(a)(c)
RAAC Series, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	1.524%	5/25/46	20,551,451	19,903,199	(a)(b)
Regatta VII Funding Ltd., 2016-1A B2 (3 mo. USD LIBOR + 1.800%)	3.074%	12/20/28	7,000,000	7,013,447	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1 (1 mo. USD LIBOR + 0.690%)	1.927%	5/25/35	2,312,902	2,325,677	(b)
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	2.424%	7/17/26	5,750,000	5,799,577	(a)(b)
SLM Student Loan Trust, 2007-2 A4 (3 mo. USD LIBOR + 0.060%)	1.374%	7/25/22	14,580,000	14,167,431	(b)
SLM Student Loan Trust, 2007-7 B (3 mo. USD LIBOR + 0.750%)	2.064%	10/27/70	4,150,000	3,807,890	(b)
SLM Student Loan Trust, 2008-5 A4 (3 mo. USD LIBOR + 1.700%)	3.014%	7/25/23	7,951,959	8,194,479	(b)
SLM Student Loan Trust, 2011-A A3 (1 mo. USD LIBOR + 2.500%)	3.734%	1/15/43	3,125,000	3,234,588	(a)(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	1,021,025	1,008,262	(a)(c)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,204,588	1,213,969
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	12,900,000	12,952,351
Small Business Administration Participation Certificates, 2017-20B 1	2.820%	2/1/37	7,549,842	7,603,759
Small Business Administration Participation Certificates, 2017-20E 1	2.880%	5/1/37	2,190,000	2,215,411
SMB Private Education Loan Trust, 2016-C A2B (1 mo. USD LIBOR + 1.100%)	2.334%	9/15/34	19,670,000	20,039,300	(a)(b)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	2.037%	2/25/34	7,254,251	7,265,287	(b)
Structured Asset Securities Corp., 2004-6XS A5B	6.050%	3/25/34	776,744	793,013
Symphony CLO Ltd., 2012-9A AR (3 mo. USD LIBOR + 1.450%)	2.754%	10/16/28	750,000	752,792	(a)(b)
Symphony CLO Ltd., 2016-17A A1 (3 mo. USD LIBOR + 1.500%)	2.804%	4/15/28	5,250,000	5,309,861	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	2.854%	7/17/28	$11,500,000	$11,643,727	(a)(b)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.104%	10/13/29	6,750,000	6,767,334	(a)(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	16,774,921	16,954,715	(a)(b)
Venture CDO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	2.727%	10/20/28	3,500,000	3,551,450	(a)(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	19,445,000	19,422,230	(a)(b)
Venture CDO Ltd., 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	7,421,053	7,274,903	(a)(b)
Venture CDO Ltd., 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	11,042,948	10,714,199	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.015%	6/7/30	12,900,000	13,003,987	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	7,000,000	7,009,590	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	2.834%	10/15/28	3,500,000	3,514,070	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $567,554,400)				575,328,104

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 11.1%
American Home Mortgage Investment Trust, 2004-4 1A1 (1 mo. USD LIBOR + 0.680%)	1.917%	2/25/45	2,481,075	2,467,386	(b)
APS Resecuritization Trust, 2015-3 1A (12 mo. Monthly Treasury Average Index + 0.960%)	1.790%	10/27/46	18,164,186	17,092,448	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	290,000	294,207	(a)
Banc of America Funding Corp., 2005-E 8A1 (11th District Cost of Funds + 1.430%, min. coupon 1.430%)	2.137%	6/20/35	69,439	49,376	(b)
Banc of America Funding Corp., 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	1.384%	2/27/37	13,319,894	12,814,737	(a)(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1 (12 mo. USD LIBOR + 2.500%)	3.845%	11/25/34	1,603,646	1,566,032	(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	6,870,000	7,125,022	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC D (1 mo. USD LIBOR + 5.400%)	6.634%	11/15/21	33,440,000	33,453,376	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,076,043
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	4,297,997
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	4,380,000	4,528,358	(b)
Citigroup Commercial Mortgage Trust, 2017-P8 A4	3.465%	9/15/50	8,570,000	8,822,386
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	500,000	533,112
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	465,707	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.252%	10/10/46	210,000	218,511	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	461,890	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	4,830,589	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.083%	11/12/46	30,169,678	1,070,429	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	4,180,000	4,374,794	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.535%	3/10/47	21,945,566	1,241,737	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Commercial Mortgage Trust, 2015-LC21 D	4.455%	7/10/48	$11,710,000	$9,454,447	(b)
Commercial Mortgage Trust, 2016-SAVA A (1 mo. USD LIBOR + 1.720%)	2.955%	10/15/34	7,235,000	7,269,803	(a)(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1 (1 mo. USD LIBOR + 0.190%)	1.427%	7/25/46	1,083,826	984,501	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1 (1 mo. USD LIBOR + 0.600%)	1.837%	5/25/35	3,241,921	3,044,389	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1 (1 mo. USD LIBOR + 0.440%)	1.677%	5/25/35	1,329,878	1,151,854	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.459%	4/25/35	57,498	44,519	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3 (12 mo. Monthly Treasury Average Index + 2.540%)	2.918%	8/27/36	2,145,034	2,194,097	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1 (1 mo. USD LIBOR + 0.500%)	1.734%	11/30/37	21,302,467	21,054,990	(a)(b)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	1,570,000	1,662,226	(a)
Credit Suisse Mortgage Trust, 2016-BDWN A (1 mo. USD LIBOR + 2.900%)	4.134%	2/15/29	26,910,000	27,307,891	(a)(b)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	52,089,405	52,290,261	(a)(b)
Credit Suisse Mortgage Trust, 2017-RPL1 M1	3.084%	7/25/57	24,813,700	23,058,553	(a)(b)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.504%	8/15/48	8,040,000	8,038,257	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 C	4.539%	11/15/49	6,537,000	6,210,556	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.539%	11/15/49	15,050,000	11,270,007	(a)(b)
CSAIL Commercial Mortgage Trust, 2017-CX9 A5	3.446%	9/15/50	8,610,000	8,864,701
Deutsche Mortgage Securities Inc., 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	1.687%	6/25/34	283,322	264,819	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	1.524%	4/15/36	9,868,661	9,054,497	(a)(b)(c)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.290%)	1.527%	10/19/45	1,287,844	1,278,835	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	374	378
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	5,193,198	5,666,615
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO (-1.000 * 1 mo. USD LIBOR + 6.290%)	5.056%	11/15/36	746,536	127,987	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO (-1.000 * 1 mo. USD LIBOR + 6.430%)	5.196%	2/15/37	2,003,753	356,332	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO (-1.000 * 1 mo. USD LIBOR + 6.030%)	4.796%	9/15/37	1,430,936	223,989	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO (-1.000 * 1 mo. USD LIBOR + 6.230%)	4.996%	1/15/40	477,911	78,087	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	2,001,152	2,143,541
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	6,987,039	7,779,999
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.716%	10/15/41	1,837,780	311,679	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.716%	10/15/41	$1,837,780	$311,679	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3973 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.490%)	5.256%	12/15/41	832,040	168,220	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.050%)	4.816%	8/15/39	1,426,948	223,681	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	2,804,559	262,754
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO (-1.000 * 1 mo. USD LIBOR + 6.000%)	4.766%	8/15/42	2,514,859	504,723	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	1,575,073	221,631
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.200%)	4.966%	5/15/39	1,359,714	163,472	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	13,091,714	2,056,583
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.250%)	5.016%	9/15/42	1,669,009	264,662	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	3,371,580	332,351
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	2,286,982	285,408
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.716%	2/15/44	3,114,778	550,220	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO (-1.000 * 1 mo. USD LIBOR + 6.000%)	4.766%	5/15/44	1,229,581	237,834	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.816%	4/15/41	2,545,070	133,550	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	384	375
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass Through Certificates, K062 X1, IO	0.439%	12/25/26	307,005,429	7,970,966	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,386,712	3,802,894
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	1,540	86
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	786,423	78,853
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.866%	8/15/44	810,937	168,575	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 * 1 mo. USD LIBOR + 6.000%)	4.766%	12/15/46	10,221,189	2,221,609	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	3.437%	2/25/24	4,988,954	5,150,245	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	2.887%	4/25/24	16,392,681	16,605,411	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2 (1 mo. USD LIBOR + 2.500%)	3.737%	8/25/24	1,663,733	1,678,283	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2 (1 mo. USD LIBOR + 2.650%)	3.887%	10/25/24	$386,493	$387,940	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.137%	7/25/28	23,680,000	24,474,999	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.219%	4/25/20	17,580,862	388,964	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.767%	7/25/21	5,829,195	298,299	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	2,249,809	2,257,528
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.685%	10/25/21	1,981,300	101,880	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.907%	10/25/23	79,565,192	3,081,075	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,791,000	3,823,772
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,880,000	8,125,334
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	724	712
Federal National Mortgage Association (FNMA), 2006-115 EI, IO (-1.000 * 1 mo. USD LIBOR + 6.640%)	5.403%	12/25/36	1,738,386	341,896	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO (-1.000 * 1 mo. USD LIBOR + 6.480%)	5.243%	4/25/40	1,077,939	216,779	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,860,606
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,465,484	1,650,129
Federal National Mortgage Association (FNMA), 2011-099 KS, IO (-1.000 * 1 mo. USD LIBOR + 6.700%)	5.463%	10/25/26	1,085,404	127,923	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	364,362	398,671
Federal National Mortgage Association (FNMA), 2012-035 SC, IO (-1.000 * 1 mo. USD LIBOR + 6.500%)	5.263%	4/25/42	2,308,932	466,640	(b)
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	1,633,881	1,861,098
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	637,590	744,996
Federal National Mortgage Association (FNMA), 2012-070 YS, IO (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.413%	2/25/41	656,898	87,041	(b)
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	141,841	130,309
Federal National Mortgage Association (FNMA), 2012-074 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.413%	3/25/42	2,092,151	337,142	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	$248,221	$228,041
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 * 1 mo. USD LIBOR + 6.600%)	5.363%	7/25/42	627,147	121,264	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	12/25/42	1,746,432	331,098	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	12/25/42	1,225,061	270,262	(b)
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.825%	5/25/22	110,991,606	2,956,861	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	2,965,757	3,424,353
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	7,227,583	8,003,540
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	2,806,979	478,652
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	2,885,230	218,305
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	4,241,399	708,113
Federal National Mortgage Association (FNMA), 2013-054 BS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	6/25/43	4,064,366	861,064	(b)
Federal National Mortgage Association (FNMA), 2013-124 SB, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.713%	12/25/43	7,959,110	1,619,076	(b)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	9/25/41	4,269,937	614,446	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.729%	8/25/22	89,031,513	2,225,699	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.834%	8/25/44	6,328,400	382,233	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.186%	1/25/24	125,929,659	587,840	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	8/25/45	1,761,897	403,380	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.650%	7/25/22	116,570,096	2,588,579	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.614%	12/25/24	86,774,364	2,626,630	(b)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.863%	9/25/46	11,242,437	1,888,283	(b)
Federal National Mortgage Association (FNMA), 2016-M7 A2	2.499%	9/25/26	4,150,000	4,064,529
Federal National Mortgage Association (FNMA), 2017-76 SB, IO	4.866%	10/25/57	23,800,000	4,458,781	(b)(c)(e)
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	6
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	39	546
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 1.200%)	2.437%	7/25/24	293,978	294,316	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	2.687%	1/25/29	$11,704,574	$11,822,357	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M1 (1 mo. USD LIBOR + 1.300%)	2.537%	7/25/29	29,101,290	29,385,639	(a)(b)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	665,470	141,728
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	213,523	42,080
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	108,185	20,548	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	106,287	19,497	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	144,269	26,596
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	769,620	167,106
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	3,207,541	260,566
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	3,799,198	330,820
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,776,940	481,902
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	3,009,315	581,513
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,173,055	399,066
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,385,164	318,327
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	54,768,173	407,908	(a)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	1.404%	4/16/35	1,565,541	1,511,569	(a)(b)
GMRF Mortgage Acquisition Co., LLC, 2017-1 A22	3.000%	7/25/56	16,106,269	16,149,048	(a)(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	2,424,027	2,508,608
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 * 1 mo. USD LIBOR + 6.500%)	5.264%	3/20/39	298,616	19,128	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO (-1.000 * 1 mo. USD LIBOR + 6.480%)	5.244%	4/20/40	245,417	39,114	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,425,259
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	1,758,479	1,849,296
Government National Mortgage Association (GNMA), 2010-076 CS, IO (-1.000 * 1 mo. USD LIBOR + 6.550%)	5.314%	6/20/40	3,299,231	661,548	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.414%	1/20/40	473,762	58,830	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	11,157,146	11,727,492
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	1.786%	3/20/60	2,705,546	2,710,835	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.236%	5/20/60	1,313,743	1,331,875	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.581%	8/20/58	880,099	872,864	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	1.611%	12/20/60	$1,441,926	$1,434,778	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.631%	12/20/60	3,020,079	3,012,878	(b)
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	1.731%	1/20/61	1,918,933	1,918,373	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.731%	12/20/60	2,118,183	2,116,215	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.681%	2/20/61	1,830,781	1,829,052	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	1.711%	3/20/61	3,763,547	3,760,231	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.731%	3/20/61	2,837,428	2,836,572	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.012%	4/16/53	21,626,137	782,741	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.050%)	4.814%	3/20/42	3,570,336	611,290	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.564%	3/16/49	12,385,528	283,850	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	2,445,004	194,080
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	452,141	32,252
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.866%	8/16/42	1,622,000	285,374	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	15,712,315	381,751	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 * 1 mo. USD LIBOR + 6.200%)	4.966%	10/16/42	1,612,939	300,807	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.456%	5/16/54	18,559,673	487,899	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.777%	9/16/51	51,612,984	2,728,856	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.072%	9/16/44	20,421,674	1,101,521	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.155%	2/16/46	24,655,031	1,391,060	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	7,533,064	556,410
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.916%	6/16/43	1,711,686	214,443	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.385%	2/16/48	4,504,752	174,348	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.870%	9/16/55	17,177,224	933,630	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 * 1 mo. USD LIBOR + 6.200%)	4.964%	8/20/44	13,095,814	2,867,224	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	3,895,045	373,173
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,570,683	1,575,088
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	43,260,959	2,227,282	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,755,738	948,705
Government National Mortgage Association (GNMA), 2016-036 IO	0.939%	8/16/57	62,181,100	4,421,934	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2016-045 IO, IO	1.004%	2/16/58	$62,954,732	$4,613,990	(b)
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	26,434,665	5,368,003
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.866%	10/16/46	3,068,310	678,146	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,220,545	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.662%	9/10/47	2,500,000	2,048,589	(a)(b)
GS Mortgage Securities Trust, 2017-GS5 C	4.299%	3/10/50	7,560,000	7,724,640	(b)
GS Mortgage Securities Trust, 2017-GS7 A4	3.430%	8/10/50	17,330,000	17,748,525
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	95,895	96,393
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	1.606%	6/20/35	8,067,368	7,987,081	(b)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	2.082%	5/8/30	11,670,000	11,697,882	(a)(b)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	9,560,000	9,360,378	(a)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2 (6 mo. USD LIBOR + 2.230%)	3.329%	9/25/35	31,695	30,269	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.250%	11/15/45	940,000	976,234	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.052%	1/15/47	490,000	520,235	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.234%	8/15/47	61,794,579	3,387,536	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	569,334
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.711%	9/15/47	1,540,000	1,559,910	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,067,716
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	13,230,000	13,940,663
JPMDB Commercial Mortgage Securities Trust, 2016-C4 A3	3.141%	12/15/49	6,030,000	6,073,956
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	13,980,000	14,680,518
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	1,740,450	1,739,319
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,020,137
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	3.514%	11/15/31	8,780,000	8,744,710	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.977%	5/15/28	4,650,000	4,412,836	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	7,050,000	6,962,025
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.598%	12/15/49	7,190,000	6,869,858	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-JP6 A5	3.490%	7/15/50	6,990,000	7,274,794
Latitude Management Real Estate Capital, 2015-CRE1 A (1 mo. USD LIBOR + 1.750%)	2.986%	2/22/32	6,670,000	6,760,058	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B (1 mo. USD LIBOR + 3.500%)	4.736%	2/22/32	4,000,000	4,099,840	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.574%	6/15/36	1,380,423	3,833	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	$381,961	$375,104	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	70,740	71,538	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.587%	5/25/35	550,053	469,035	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	1.607%	8/25/36	18,185,912	18,035,356	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1 (6 mo. USD LIBOR + 1.970%)	3.459%	12/25/35	38,153	35,441	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A (6 mo. USD LIBOR + 1.940%)	3.251%	2/25/36	125,888	128,015	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.639%	8/15/45	7,326,311	416,093	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	510,000	549,072	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	6,990,000	7,347,887
Morgan Stanley Capital I Trust, 2016-UB12 C	4.289%	12/15/49	7,200,000	6,958,532	(b)
Morgan Stanley Capital I Trust, 2017-PRME A (1 mo. USD LIBOR + 0.900%)	2.134%	2/15/34	11,660,000	11,771,775	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2 (6 mo. USD LIBOR + 1.940%)	3.187%	7/25/35	950,103	912,430	(b)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1 (1 mo. USD LIBOR + 1.200%)	2.435%	5/10/19	18,060,000	18,058,700	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,085,296	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	14,052,940	14,607,019	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	27,262,965	28,560,845	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	221,954	227,422	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	98,447	80,019
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	3,392,828	3,359,068	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	1.041%	7/26/37	14,137,318	13,919,197	(a)(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	2,190,671	2,201,672	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	607,118	613,412	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	366,186	352,321	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	21,299,566	20,802,509	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	808,349	778,366
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.184%	6/15/33	8,440,000	8,471,549	(a)(b)
Structured ARM Loan Trust, 2004-10 2A (6 mo. USD LIBOR + 2.000%)	3.372%	8/25/34	2,461,700	2,477,492	(b)
Structured ARM Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	1.557%	10/25/35	439,602	422,383	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	284,213	286,060
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.269%	5/10/45	62,108,774	4,774,631	(a)(b)
UBS Commercial Mortgage Trust, 2017-C3 AS	3.739%	8/15/50	15,760,000	16,086,784	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.305%	9/25/33	$20,793	$21,274	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	27,287	27,381
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A (1 mo. USD LIBOR + 0.320%)	1.557%	8/25/45	4,467,033	4,480,012	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1 (1 mo. USD LIBOR + 0.290%)	1.527%	10/25/45	1,628,883	1,638,205	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	1.507%	12/25/45	5,796,485	5,636,683	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	1.527%	12/25/45	85,164	83,708	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1 (12 mo. USD LIBOR + 1.550%)	2.986%	9/25/36	203,959	185,234	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	5,102	5,586
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	5,964,609	5,967,010	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.317%	5/15/48	48,331,097	2,890,799	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	21,130,000	20,521,638
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	83,962	84,704	(a)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	265,644	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.318%	3/15/47	10,009,209	502,739	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,892,824
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,321,791	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.288%	8/15/47	36,002,390	1,978,886	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	3,980,000	3,969,249	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	3,022,473

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,004,010,788)				997,595,715

CORPORATE BONDS & NOTES - 24.3%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,930,000	2,883,070
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,149,423
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	4,720,000	4,818,769
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,822,397
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	6,323,133
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,790,000	1,821,241
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	3,080,000	3,170,901
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,160,000	(a)

Total Automobiles				27,148,934

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,371,150
McDonald’s Corp., Senior Notes	3.500%	3/1/27	3,300,000	3,398,712

Total Hotels, Restaurants & Leisure				6,769,862

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,520,000	1,556,280
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,997,820
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,610,000	3,805,448

Total Household Durables				8,359,548

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	7,880,000	7,952,686	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,020,000	3,083,861	(a)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	3,930,199
Amazon.com Inc., Senior Notes	4.050%	8/22/47	3,630,000	3,715,383	(a)
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	97,828

Total Internet & Direct Marketing Retail				18,779,957

Media - 0.6%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	49,861
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	870,663
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	311,000	329,391
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,895,154
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,930,000	7,026,975	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	445,690
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	3,252,960
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,510,000	1,574,548	(a)
Comcast Corp., Notes	5.875%	2/15/18	900,000	914,453
Comcast Corp., Notes	7.050%	3/15/33	3,880,000	5,321,581
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,272,669
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,662,267
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	771,266
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,542,545	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	$450,000	$566,501
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	1,330,000	1,566,716
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	2,830,000	3,078,072
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	2,720,000	2,826,379
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	910,000	1,095,206
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	6,648,000	7,318,892
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	20,000	20,836
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,435,383
Time Warner Inc., Senior Notes	3.800%	2/15/27	3,860,000	3,868,455
Time Warner Inc., Senior Notes	6.100%	7/15/40	10,000	11,759
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	740,769
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	360,970

Total Media				55,819,961

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,830,000	2,636,752

TOTAL CONSUMER DISCRETIONARY				119,515,014

CONSUMER STAPLES - 2.3%
Beverages - 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	3,300,000	3,356,193
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,660,632
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	16,540,000	17,140,719
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	14,420,000	16,353,274
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,758,799
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,289,211
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,573,419
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	926,722
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,333,794
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	425,430
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	493,143
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,800,000	7,282,153	(a)

Total Beverages				64,593,489

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	210,723
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,365,672
CVS Health Corp., Senior Notes	5.125%	7/20/45	7,010,000	8,093,216
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	6,293,015	7,122,491
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	514,066	610,125
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	185,235
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,880,098
Wal-Mart Stores Inc., Senior Notes	4.750%	10/2/43	2,000,000	2,336,726
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,530,000	3,524,732

Total Food & Staples Retailing				31,329,018

Food Products - 0.5%
Danone SA, Senior Bonds	2.589%	11/2/23	8,250,000	8,116,071	(a)
Danone SA, Senior Notes	2.077%	11/2/21	5,210,000	5,123,347	(a)
Danone SA, Senior Notes	2.947%	11/2/26	8,180,000	7,954,226	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,101,441	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,326,780
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	2,610,000	2,705,755
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,700,000	2,785,416
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,214,000	2,124,770
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,289,337
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	580,000	620,185
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,847,248
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	7,050,000	6,989,615
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	684,461	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,857,795	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	691,374	(a)

Total Food Products				46,217,821

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$3,230,000	$3,659,062
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,513,473
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,890,430
Altria Group Inc., Senior Notes	5.375%	1/31/44	691,000	834,531
BAT Capital Corp., Senior Notes	3.557%	8/15/27	25,340,000	25,646,602	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	9,030,000	9,329,342	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,787,764
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,602,071
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,704,379
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,510,960
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,040,632
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,560,541
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,810,000	2,222,990

Total Tobacco				61,302,777

TOTAL CONSUMER STAPLES				203,443,105

ENERGY - 4.3%
Energy Equipment & Services - 0.1%
Ensco PLC, Senior Notes	5.200%	3/15/25	2,064,000	1,744,080
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	4,103,913
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,321,275
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,713,681	(a)

Total Energy Equipment & Services				10,882,949

Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	174,683
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	21,419,022
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,340,213
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	610,281
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	7,105,179
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	11,021,707
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,324,582
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	10,830,000	10,838,312
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	168,378
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,218,249
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	8,270,000	8,478,734
Chevron Corp., Senior Notes	2.954%	5/16/26	6,680,000	6,676,789
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	3,185,000	3,249,091
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	10,030,000	10,200,640
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	7,140,000	7,610,462

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	$350,000	$473,405
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	3,550,000	3,723,834
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	831,060
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	425,399
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,400,000	9,699,203
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,624,400
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	7,541,944
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	830,000	1,098,190
Ecopetrol SA, Senior Notes	5.875%	5/28/45	31,830,000	31,233,188
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,891,361
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	682,049
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,209,350
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,290,000	4,368,230
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	5,590,000	6,055,412
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,780,000	8,678,345	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	821,090
Kerr-McGee Corp., Notes	7.875%	9/15/31	10,000,000	12,742,841
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	1,500,000	1,538,309
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	395,278
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,079,569
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	481,590
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,240,343
Noble Energy Inc., Senior Notes	3.850%	1/15/28	4,200,000	4,216,988
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,736,924
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,960,000	2,005,860
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,771,467
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,740,000	2,700,831
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,194,074
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,971,020
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,800,000	3,912,841
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	11,114,325
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,409,040
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,495,430
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	21,020,000	21,669,518	(a)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,343,000	4,701,298
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,770,000	3,157,800
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	6,077,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	4,419,660
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,510,000	12,614,963

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
PT Pertamina Persero, Senior Notes	6.000%	5/3/42	$7,720,000	$8,719,200	(a)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,361,736	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,211,761	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,439,015
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,033,132
Shell International Finance BV, Senior Notes	2.875%	5/10/26	8,930,000	8,895,532
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,763,087
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	5,159,519
Shell International Finance BV, Senior Notes	4.000%	5/10/46	11,590,000	11,751,938
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	6,750,000	7,257,020	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	15,380,000	19,898,313
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,859,465
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	436,600
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	31,782
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,431,143

Total Oil, Gas & Consumable Fuels				377,689,494

TOTAL ENERGY				388,572,443

FINANCIALS - 8.0%
Banks - 6.0%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	761,406
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	543,736
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,420,160
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	435,824
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,309,625
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,938,689
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,700,760
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,837,792
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,194,577
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	8,610,000	8,704,306	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	11,290,000	13,137,239
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,180,000	8,227,184
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,220,000	1,292,095
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,358,170
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,324,828
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	20,000,000	20,947,272
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,775,026
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,550,938	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,437,062	(a)
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	5,973,763

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BPCE SA, Subordinated Notes	5.150%	7/21/24	$5,071,000	$5,474,474	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	16,106,592
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	952,004
Citigroup Inc., Senior Notes	4.650%	7/30/45	8,858,000	9,846,110
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,353,206
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,106,374
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,417,546
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,565,316
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	32,230,000	34,061,190
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	587,115
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	837,295
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	856,538
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,865,650
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	874,389
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	169,657	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	10,410,000	10,487,559	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,999,036
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	4,838,000	5,485,082	(a)(b)(f)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	14,740,000	15,162,922
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,228,800
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,628,099
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	5,000,000	5,082,183
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	7,210,000	8,021,125	(a)(b)(f)
Export-Import Bank of India, Senior Bonds	3.375%	8/5/26	8,880,000	8,743,408	(a)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	453,156	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,975,220
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,677,954
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,990,000	9,397,314	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,240,399
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,294,144
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,675,710	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	4,300,000	4,315,369	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	6,780,000	6,821,148	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	11,890,775	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,180,268
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	643,175

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	$12,050,000	$12,588,367
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	13,850,000	14,635,703
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,950,000	8,994,390
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	5,090,335
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	110,632	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,823,022
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,295,778
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,659,666	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,646,455
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,441,466
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	2,047,940
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	946,367	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	660,000	671,044	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	6,590,000	7,773,030	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,754,750	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	3,050,000	3,211,593	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,200,000	18,078,121	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/30/17	24,760,000	24,852,850	(b)(f)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 9/17/24 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	870,000	969,398	(b)(f)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,610,158
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	644,743
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	8,580,000	8,399,854
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,071,251
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	158,919
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	20,295,000	21,490,292
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	565,669
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	2,062,357
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,812,487
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,579,368
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	13,104,643
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	12,560,000	13,823,042
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	884,680
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	9,040

Total Banks				540,154,164

Capital Markets - 1.1%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	730,000
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,507,682
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	547,693
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	4,375,786
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	3,086,973
Goldman Sachs Capital II, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.768% , min. coupon 4.000%)	4.000%	10/30/17	32,000	28,800	(b)(f)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	3,143,519
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,684,057
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,060,977
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	417,344
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,000,444
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	358,864
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,194,149
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,573,397
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	11,392,741
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	10,000,000	10,090,053	(b)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	8,095,562
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	9,440,000	9,858,384
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,493,778
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,800,000	18,129,707
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	422,664	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/30/17	1,430,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(c)(e)(g)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(c)(e)(g)(h)
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,414,331
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,217,524
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,620,549
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,520,254

Total Capital Markets				98,965,232

Consumer Finance - 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	11,071
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,465,000	1,658,365
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,969,975

Total Consumer Finance				6,639,411

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	$8,073,000	$8,548,635
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	507,610
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	8,800,000	8,833,000	(a)(b)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	211,860
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	8,840,016
ILFC E-Capital Trust II, Bonds Max (3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate, 30 year Treasury Constant Maturity Rate) + 1.800%)	4.610%	12/21/65	4,180,000	4,002,350	(a)(b)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,587,760
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,737,822	(a)
Nationwide Building Society, Senior Notes	2.450%	7/27/21	4,580,000	4,584,142	(a)

Total Diversified Financial Services				43,853,195

Insurance - 0.3%
American International Group Inc., Junior Subordinated Debentures (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	5,673,000	6,226,117	(b)
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	7,060,000	6,946,057	(a)
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,120,000	1,098,410	(a)
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	661,018
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,169,005
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,590,825
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,737,000	8,936,235
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	104,000	143,735	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,990,017	(a)

Total Insurance				31,761,419

TOTAL FINANCIALS				721,373,421

HEALTH CARE - 1.3%
Biotechnology - 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,670,000	2,772,663
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,858,083
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,255,715
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	625,959
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	3,994,926
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,323,536
Celgene Corp., Senior Notes	5.000%	8/15/45	2,310,000	2,621,626
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,630,000	1,722,939
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	6,280,000	6,286,766
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,256,037
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	861,645
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,930,000	5,533,744

Total Biotechnology				32,113,639

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	5,720,000	5,880,382
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,250,000	2,492,919
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,510,000	5,057,646
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	8,170,000	8,258,211

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	$1,372,000	$1,403,566
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,132,977
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	41,206
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,533,725
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	4,013,583

Total Health Care Equipment & Supplies				32,814,215

Health Care Providers & Services - 0.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	856,319
Aetna Inc., Senior Notes	3.875%	8/15/47	2,440,000	2,477,200
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,058,260
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,085,486
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,440,693
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	3,180,000	3,206,873
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	376,127
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	764,535
Humana Inc., Senior Notes	3.950%	3/15/27	4,910,000	5,139,732
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	943,351
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,409,516
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	301,891
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	4,530,000	4,661,841
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,692,284
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,211,008
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	820,817
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,254,118

Total Health Care Providers & Services				31,700,051

Pharmaceuticals - 0.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,169,303
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,722,247
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,800,000	1,926,182
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	271,000	294,342
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	2,710,000	2,728,962
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,121,551
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	3,933,737
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,259,139
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	1,980,097

Total Pharmaceuticals				23,135,560

TOTAL HEALTH CARE				119,763,465

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Boeing Co., Notes	5.875%	2/15/40	500,000	656,574
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	265,377
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,759,216
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	7,029,000	7,267,607
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	673,345
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,323,834
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	23,558
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,760,000	1,895,749

Total Aerospace & Defense				16,865,260

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,405,543

Airlines - 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	837,123	866,946	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	77,206	77,786
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	61,558	62,943
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	400,700	426,745

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	$145,283	$167,715
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	998,998	1,043,953
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	706,471	724,132

Total Airlines				3,370,220

Commercial Services & Supplies - 0.1%
Cintas Corp., Senior Notes	2.900%	4/1/22	3,910,000	3,987,319
Cintas Corp., Senior Notes	3.700%	4/1/27	3,560,000	3,725,435
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,009,437
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,111,764
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	449,417

Total Commercial Services & Supplies				10,283,372

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	365,426
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,149,888
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,885,377
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,373,624

Total Electrical Equipment				12,774,315

Industrial Conglomerates - 0.5%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,138,941
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,465,385
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	1,009,578
General Electric Co., Senior Notes	6.875%	1/10/39	25,095,000	36,813,234
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,247,387
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	737,070

Total Industrial Conglomerates				44,411,595

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,544,455
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	777,370

Total Machinery				2,321,825

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,840,000	4,343,892	(a)

Transportation - 0.2%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	19,910,000	20,373,903	(a)

TOTAL INDUSTRIALS				119,149,925

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,911,589
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,414,466

Total Communications Equipment				4,326,055

IT Services - 0.2%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,238,913
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,839,409
Visa Inc., Senior Notes	3.150%	12/14/25	7,830,000	8,030,321
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,794,228

Total IT Services				16,902,871

Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	1,005,634
Intel Corp., Senior Notes	4.900%	7/29/45	1,230,000	1,473,331

Total Semiconductors & Semiconductor Equipment				2,478,965

Software - 0.5%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	17,430,000	16,867,103
Microsoft Corp., Senior Notes	2.875%	2/6/24	8,800,000	9,000,501
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,193,161

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	3.300%	2/6/27	$10,250,000	$10,625,372
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	262,412
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	54,294
Microsoft Corp., Senior Notes	3.700%	8/8/46	3,370,000	3,407,392
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,240,282
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,459,487

Total Software				48,110,004

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	12,160,000	11,746,495
Apple Inc., Senior Notes	3.850%	8/4/46	5,000,000	5,067,308
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	13,220,000	13,487,946	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	16,210,000	17,033,343	(a)

Total Technology Hardware, Storage & Peripherals				47,335,092

TOTAL INFORMATION TECHNOLOGY				119,152,987

MATERIALS - 1.9%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	811,974
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,565,824	(a)
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,450,209	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	728,248

Total Chemicals				16,556,255

Metals & Mining - 1.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	11,070,000	11,055,812	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,670,000	2,643,127	(a)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	924,000	994,492
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	1,005,158
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	12,000,000	14,712,504
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	441,000	451,040
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	10,330,000	12,214,520
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	5,950,000	7,021,000	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	17,470,000	17,493,410	(a)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	514,000	526,464
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,827,800
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	752,265
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,934,814	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	5,720,000	6,026,426	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,800,000	3,960,973	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,770,000	3,800,100	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	22,640,000	24,097,103
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,833,621
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	12,290,000	13,976,188
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,464,000	8,583,600
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	7,079,880
Vale SA, Senior Notes	5.625%	9/11/42	1,500,000	1,537,500

Total Metals & Mining				153,527,797

Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	1,220,000	1,292,466

TOTAL MATERIALS				171,376,518

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,655,434	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$4,730,000	4,829,028	(a)

Total Real Estate				6,484,462

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Global Notes	5.800%	2/15/19	$3,000,000	$3,157,086
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	788,671
AT&T Inc., Senior Notes	4.250%	3/1/27	3,780,000	3,898,039
AT&T Inc., Senior Notes	3.900%	8/14/27	7,210,000	7,238,422
AT&T Inc., Senior Notes	4.900%	8/14/37	2,570,000	2,605,468
AT&T Inc., Senior Notes	4.350%	6/15/45	5,370,000	4,947,800
AT&T Inc., Senior Notes	4.500%	3/9/48	8,478,000	7,851,623
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	6,300,000	6,392,135	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	511,828
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,094,807
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	3,150,000	3,480,286
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	2,342,000	2,576,351
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,840,000	2,050,510
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,840,000	2,065,251
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	5,300,000	5,404,606
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,831,000	3,850,550	(a)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	13,630,000	14,249,569
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	5,280,000	4,694,689
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	3,940,000	3,830,218

Total Diversified Telecommunication Services				80,687,909

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	2,924,584
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,350,000	3,587,506
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,199,480
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	13,470,000	13,705,725	(a)

Total Wireless Telecommunication Services				25,417,295

TOTAL TELECOMMUNICATION SERVICES				106,105,204

UTILITIES - 1.3%
Electric Utilities - 1.2%
Berkshire Hathaway Energy Co., Senior Bonds	5.950%	5/15/37	300,000	380,751
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	844,462
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	5,540,000	5,969,350	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	10,018,000	10,568,990	(a)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	906,452
Duke Energy Corp., Senior Notes	2.400%	8/15/22	9,550,000	9,492,970
Duke Energy Corp., Senior Notes	3.150%	8/15/27	10,060,000	9,994,039
Duke Energy Corp., Senior Notes	3.750%	9/1/46	4,000,000	3,869,957

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities (continued)
Duke Energy Corp., Senior Notes	3.950%	8/15/47	$3,515,000	$3,499,572
Exelon Corp., Bonds	5.625%	6/15/35	515,000	621,550
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	10,221,305
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,522,774
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,053,000	9,211,898
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	5,020,000	5,610,352	(j)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	9,549,090
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	276,996
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	6,029,579
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,244,466
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	7,080,000	7,096,257	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	4,404,000	4,609,270	(j)

Total Electric Utilities				104,520,080

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	6,613,978

TOTAL UTILITIES				111,134,058

TOTAL CORPORATE BONDS & NOTES (Cost - $2,143,767,731)				2,186,070,602

MORTGAGE-BACKED SECURITIES - 35.6%
FHLMC - 10.3%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	19,701,638	21,385,431
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	7,382,431	8,076,776
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	1,061,953	1,209,111
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/47	178,189,302	188,388,623
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/29-11/1/39	617,886	701,811
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	603,081	675,989
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	20,624,219	21,434,011
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	2,666,691	2,943,930
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/12/47	215,700,000	216,500,445	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/12/47	305,200,000	314,797,237	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	139,700,000	147,099,730	(k)

Total FHLMC				923,213,094

FNMA - 18.7%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	39,795,590	43,088,601
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-8/1/56	433,968,702	459,002,160
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-6/1/41	8,137,778	8,878,578
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	7,073,735	8,040,599

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA(continued)
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	$710,000	$721,098
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	12,839,096	13,155,116
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	69,522	71,262
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	2,918,163	3,306,242
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	3,724,737	3,732,171
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,599,832	1,807,567
Federal National Mortgage Association (FNMA)	3.000%	10/17/32-10/12/47	338,300,000	342,347,004	(k)
Federal National Mortgage Association (FNMA)	2.500%	11/16/32	195,800,000	196,918,327	(k)
Federal National Mortgage Association (FNMA)	3.500%	11/16/32-10/12/47	144,100,000	148,565,636	(k)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	3,862,412	4,308,827
Federal National Mortgage Association (FNMA) (12 mo. Monthly Treasury Average Index + 1.973%)	2.876%	11/1/35	705,232	740,462	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-3/1/57	109,432,114	112,971,559
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-1/1/47	44,618,746	44,848,887
Federal National Mortgage Association (FNMA)	4.000%	10/12/47	220,200,000	231,863,712	(k)
Federal National Mortgage Association (FNMA)	5.000%	10/12/47	55,700,000	60,765,416	(k)

Total FNMA				1,685,133,224

GNMA - 6.6%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	45,136	50,483
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	6,783,927	7,738,224
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	51,432	53,746
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	3,079,101	3,495,293
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	282,750	318,947
Government National Mortgage Association (GNMA)	5.000%	1/15/40	75,185	82,649
Government National Mortgage Association (GNMA)	3.500%	10/23/47	900,000	936,246	(k)
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	4,346,152	4,896,766
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	863,216	1,027,079
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	5,175,444	5,568,719
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	948,389	1,043,915
Government National Mortgage Association (GNMA) II	3.500%	3/20/47-8/20/47	33,842,697	35,295,608
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-8/20/47	50,865,922	53,833,688
Government National Mortgage Association (GNMA) II	3.000%	10/23/47	282,600,000	286,551,972	(k)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA (continued)
Government National Mortgage Association (GNMA) II	3.500%	10/23/47-11/20/47	$97,100,000	$100,785,320	(k)
Government National Mortgage Association (GNMA) II	4.000%	10/23/47	89,600,000	94,363,497	(k)

Total GNMA				596,042,152

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,204,082,248)				3,204,388,470

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	5,758,106

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	229,319

TOTAL MUNICIPAL BONDS (Cost - $5,592,680)				5,987,425

SOVEREIGN BONDS - 3.5%
Brazil - 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	6,890,000	6,429,748

Colombia - 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	17,270,000	19,351,035
Republic of Colombia, Senior Bonds	5.000%	6/15/45	1,640,000	1,691,250
Republic of Colombia, Senior Notes	3.875%	4/25/27	9,100,000	9,256,975

Total Colombia				30,299,260

Indonesia - 0.7%
Republic of Indonesia, Notes	3.750%	4/25/22	5,726,000	5,952,395	(j)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	291,071	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	315,752	(j)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,284,786	(j)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	383,586	(j)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,047,844	(a)
Republic of Indonesia, Senior Notes	3.850%	7/18/27	20,210,000	20,806,478	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	3,420,000	3,540,545	(j)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	11,720,000	12,979,068	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,020,000	3,344,435	(j)
Republic of Indonesia, Senior Notes	5.250%	1/8/47	6,960,000	7,852,112	(a)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	2,320,000	2,448,962	(a)

Total Indonesia				60,247,034

Kazakhstan - 0.2%
Republic of Kazakhstan, Senior Notes	4.875%	10/14/44	16,930,000	17,372,804	(a)

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	10,890,000	11,216,994	(a)

Mexico - 0.8%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	134,820
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	173,791
United Mexican States, Senior Notes	3.600%	1/30/25	10,660,000	10,953,150
United Mexican States, Senior Notes	4.750%	3/8/44	44,230,000	45,689,590
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	15,086,250

Total Mexico				72,037,601

Panama - 0.2%
Republic of Panama, Senior Notes	4.500%	5/15/47	16,580,000	17,533,350

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,444,500
Republic of Peru, Senior Bonds	5.625%	11/18/50	12,250,000	15,496,250

Total Peru				16,940,750

Poland - 0.4%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,734,400
Republic of Poland, Senior Notes	4.000%	1/22/24	27,410,000	29,529,615

Total Poland				37,264,015

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	25,310,000	25,181,172	(a)(l)

Uruguay - 0.2%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	16,620,000	17,575,650

TOTAL SOVEREIGN BONDS (Cost - $306,208,676)				312,098,378

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	1,467,508	1,677,406
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,297,628	4,178,191
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	13,780,339	13,335,249
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,367,391	5,930,733
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	24,471,242	23,373,291
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	23,751,889	24,130,153
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	8,508,299	8,395,942
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	30,668,438	29,842,741

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $107,704,175)				110,863,706

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $117.75	10/27/17	423	423,000	$82,618
U.S. Treasury 5-Year Notes Futures, Put @ $118.00	10/27/17	425	425,000	265,625
U.S. Treasury 10-Year Notes Futures, Call @ $125.50	10/27/17	164	164,000	74,313
U.S. Treasury 10-Year Notes Futures, Call @ $125.75	10/27/17	164	164,000	56,375
U.S. Treasury 10-Year Notes Futures, Put @ $125.50	10/27/17	41	41,000	27,552
U.S. Treasury 10-Year Notes Futures, Put @ $126.00	10/27/17	522	522,000	497,531
U.S. Treasury Long-Term Bonds Futures, Call @ $152.50	10/27/17	123	123,000	172,969
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00	10/27/17	265	265,000	306,406
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	10/13/17	243	243,000	110,109
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	10/27/17	283	283,000	207,828
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	10/27/17	119	119,000	55,781
U.S. Treasury Long-Term Bonds Futures, Put @ $152.00	10/27/17	169	169,000	153,114

TOTAL PURCHASED OPTIONS (Cost - $1,768,216)				2,010,221

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $8,894,001,588)				8,959,727,422

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 24.2%
U.S. Treasury Bills - 12.5%
U.S. Treasury Bills	1.013%	11/16/17	$130,000,000	129,835,875	(m)
U.S. Treasury Bills	0.982 - 0.992%	11/24/17	750,000,000	748,914,235	(m)
U.S. Treasury Bills	1.003%	11/30/17	250,000,000	249,575,898	(m)

Total U.S. Treasury Bills (Cost - $1,128,340,388)				1,128,326,008

			SHARES
Money Market Funds - 11.7%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,053,048,660)	1.050%		1,053,048,660	1,053,048,660	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,181,389,048)				2,181,374,668

TOTAL INVESTMENTS - 123.8% (Cost - $11,075,390,636)				11,141,102,090
Liabilities in Excess of Other Assets - (23.8)%				(2,144,710,671)

TOTAL NET ASSETS - 100.0%				$8,996,391,419

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Value is less than $1.

(h)	The coupon payment on these securities is currently in default as of September 30, 2017.

(i)	The maturity principal is currently in default as of September 30, 2017.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2017, the Fund held TBA securities with a total cost of $2,144,766,234.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Rate shown represents yield-to-maturity.

(n)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $1,053,048,660 and the cost was $1,053,048,660 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/27/17	$118.00	509	$509,000	$63,625
U.S. Treasury 5-Year Notes Futures, Call	10/27/17	118.50	255	255,000	11,953
U.S. Treasury 5-Year Notes Futures, Call	11/24/17	118.00	429	429,000	100,547
U.S. Treasury 5-Year Notes Futures, Put	10/27/17	117.75	425	425,000	189,258
U.S. Treasury 5-Year Notes Futures, Put	10/27/17	117.50	254	254,000	77,391
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	126.00	243	243,000	64,547
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	126.50	327	327,000	56,203
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	126.75	328	328,000	41,000
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	127.50	244	244,000	15,250
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	128.00	41	41,000	1,922
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	126.50	164	164,000	51,332
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	129.00	325	325,000	25,391
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	128.50	204	204,000	19,125
U.S. Treasury 10-Year Notes Futures, Put	11/24/17	124.00	204	204,000	57,375
U.S. Treasury Long-Term Bonds Futures, Call	10/13/17	155.50	324	324,000	55,687
U.S. Treasury Long-Term Bonds Futures, Call	10/13/17	155.00	162	162,000	37,969
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	157.00	464	464,000	79,750
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	158.00	649	649,000	70,984
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	154.50	121	121,000	69,953
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	155.50	162	162,000	60,750
U.S. Treasury Long-Term Bonds Futures, Call	11/24/17	157.00	326	326,000	157,906
U.S. Treasury Long-Term Bonds Futures, Put	10/27/17	154.00	122	122,000	234,469
U.S. Treasury Long-Term Bonds Futures, Put	10/27/17	153.00	122	122,000	163,938

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,431,301)					$1,706,325

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,175	12/18	$287,570,381	$288,271,562	$701,181
U.S. Treasury 2-Year Notes	2,832	12/17	612,153,616	610,871,253	(1,282,363)
U.S. Treasury 5-Year Notes	23,645	12/17	2,794,714,165	2,778,287,500	(16,426,665)
U.S. Treasury 10-Year Notes	1,513	12/17	190,714,214	189,597,813	(1,116,401)
U.S. Treasury Ultra Long-Term Bonds	194	12/17	32,457,180	32,034,250	(422,930)

					(18,547,178)

Contracts to Sell:
90-Day Eurodollar	15,189	12/17	3,742,386,300	3,741,050,700	1,335,600
90-Day Eurodollar	526	3/18	129,491,704	129,409,150	82,554
90-Day Eurodollar	696	6/18	171,237,639	171,042,000	195,639
90-Day Eurodollar	676	9/18	165,926,228	165,991,800	(65,572)
90-Day Eurodollar	2,903	12/19	708,171,177	710,835,837	(2,664,660)
U.S. Treasury Ultra 10-Year Notes	1,014	12/17	137,866,852	136,208,719	1,658,133
U.S. Treasury Long-Term Bonds	2,244	12/17	347,369,122	342,911,250	4,457,872

					4,999,566

Net unrealized depreciation on open futures contracts					$(13,547,612)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$128,870,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(101,873)
	83,080,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(42,962)
	162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,961,674)
	214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(55,557)	(770,014)
	91,800,000	6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(2,392,657)
	21,850,000	3/31/22	3-Month LIBOR quarterly	2.054% semi-annually	—	72,668
	160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	830,633
	350,796,000	11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	2,222,219
	362,624,000	5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	4,547,166	10,828,694
	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR quarterly	(915,838)	(3,087,266)
	91,560,000	6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	11,283	4,881,692
	203,182,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	1,202,543	2,321,088

Total	$1,895,912,000				$4,789,597	$12,800,548

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,210,000	6/20/21	0.35%	1.000% quarterly	$52,277	$14,232	$38,045
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	7,100,000	3/20/24	0.83%	1.000% quarterly	71,324	(98,186)	169,510

Total	$9,310,000				$123,601	$(83,954)	$207,555

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$1,413,024	7/25/36	4.420% monthly	$138,064	$96,350	$41,714	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.23 Index	$50,870,000	12/20/19	1.000% quarterly	$842,691	$335,559	$507,132
Markit CDX.NA.IG.27 Index	50,000,000	12/20/21	1.000% quarterly	1,133,175	740,046	393,129
Markit CDX.NA.IG.28 Index	2,240,090,000	6/20/22	1.000% quarterly	47,474,855	39,374,482	8,100,373

Total	$2,340,960,000			$49,450,721	$40,450,087	$9,000,634

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Security is valued using unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,565,384,801	—		$1,565,384,801
Asset-Backed Securities	—	570,584,994	$4,743,110		575,328,104
Collateralized Mortgage Obligations	—	984,082,437	13,513,278		997,595,715
Corporate Bonds & Notes:
Financials	—	721,373,421	0	*	721,373,421
Other Corporate Bonds & Notes	—	1,464,697,181	—		1,464,697,181
Mortgage-Backed Securities	—	3,204,388,470	—		3,204,388,470
Municipal Bonds	—	5,987,425	—		5,987,425
Sovereign Bonds	—	312,098,378	—		312,098,378
U.S. Treasury Inflation Protected Securities	—	110,863,706	—		110,863,706
Purchased Options	$2,010,221	—	—		2,010,221

Total Long-Term Investments	$2,010,221	$8,939,460,813	$18,256,388		$8,959,727,422

Short-Term Investments†	—	$2,181,374,668	—		$2,181,374,668

Total Investments	$2,010,221	$11,120,835,481	$18,256,388		$11,141,102,090

Other Financial Instruments:
Futures Contracts	$8,430,979	—	—		$8,430,979
Centrally Cleared Interest Rate Swaps	—	$21,156,994	—		21,156,994
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	123,601	—		123,601
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$138,064		138,064
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	9,000,634	—		9,000,634

Total Other Financial Instruments	$8,430,979	$30,281,229	$138,064		$38,850,272

Total	$10,441,200	$11,151,116,710	$18,394,452		$11,179,952,362

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$1,706,325	—	—		$1,706,325
Futures Contracts	21,978,591	—	—		21,978,591
Centrally Cleared Interest Rate Swaps	—	$8,356,446	—		8,356,446

Total	$23,684,916	$8,356,446	—		$32,041,362

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$3,241,248,660	3,241,248,660	$2,188,200,000	2,188,200,000	—	$4,497,089	—	$1,053,048,660

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017